Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Intangible Assets Gross Carrying Amounts And Accumulated Amortization
Included on the Company’s Consolidated Balance Sheets at September 30, 2013, and 2012 are the following intangible assets gross carrying amounts and accumulated amortization:

(Dollars in millions)	2013	2012
Goodwill	$282.9	279.6

Intangible assets with determinable lives:
Patents
Gross carrying amount	$0.9	0.8
Less: accumulated amortization	0.6	0.6
Net	$0.3	0.2

Capitalized software
Gross carrying amount	$32.1	23.0
Less: accumulated amortization	15.3	11.7
Net	$16.8	11.3

Customer Relationships
Gross carrying amount	$64.1	61.4
Less: accumulated amortization	17.9	14.7
Net	$46.2	46.7

Other
Gross carrying amount	$0.4	0.2
Less: accumulated amortization	0.2	0.2
Net	$0.2	—

Intangible assets with indefinite lives:
Trade names	$116.7	118.2

Schedule Of Changes In The Carrying Amount Of Goodwill Attributable To Business Segment
The changes in the carrying amount of goodwill attributable to each business segment for the years ended September 30, 2013, and 2012 are as follows:

(Dollars in millions)	USG	Test	Filtration	Total
Balance as of September 30, 2011	$216.1	34.8	29.3	280.2
Acquisitions/adjustments	(0.5)	(0.1)	—	(0.6)
Balance as of September 30, 2012	215.6	34.7	29.3	279.6
Acquisitions/adjustments	1.7	0.3	1.3	3.3
Balance as of September 30, 2013	$217.3	35.0	30.6	282.9